Financial Instruments (Fair Value Hedges Outstanding) (Details) (USD $) In Millions	Aug. 05, 2011	Jun. 30, 2011	Jun. 30, 2010
Notional Amount, Pay-floating interest rate swaps	$ 640.0	$ 250.0	$ 1,000.0
Fair Value Hedges [Member]
Notional Amount, Pay-floating interest rate swaps		$ 1,256.0	$ 1,006.0
Fair Value Hedges [Member] | Pay-Floating Interest Rate Swaps [Member] | Beginning of Range [Member]
Maturity Date		Jun. 01, 2012	Jun. 01, 2012
Fair Value Hedges [Member] | Pay-Floating Interest Rate Swaps [Member] | End of Range [Member]
Maturity Date		Dec. 01, 2020	Jun. 01, 2015